Provisions for legal proceedings, judicial deposits and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of provisions for legal proceedings

Non-current liabilities	06.30.2025	12.31.2024
Labor claims	752	636
Tax claims	454	400
Civil claims	1,465	1,605
Environmental claims	219	192
Total	2,890	2,833

Schedule of reconciliation of provisions for legal proceedings

	Jan-Jun/2025	Jan-Jun/2024
Opening Balance	2,833	3,305
Additions, net of reversals	137	257
Use of provision	(634)	(263)
Revaluation of existing proceedings and interest charges	199	270
Others	(8)	8
Translation adjustment	363	(452)
Closing Balance	2,890	3,125

Schedule of non-current assets

Non-current assets	06.30.2025	12.31.2024
Tax	9,828	8,187
Labor	849	777
Civil	3,512	2,694
Environmental and others	110	90
Total	14,299	11,748

Schedule of reconciliation of judicial deposits with legal proceedings

	Jan-Jun/2025	Jan-Jun/2024
Opening Balance	11,748	14,746
Additions	438	670
Use (1)	(71)	(1,338)
Accruals and charges	552	298
Others	−	9
Translation adjustment	1,632	(1,906)
Closing Balance	14,299	12,479
(1) In the six-month period ended June 30, 2024, the Company used credits arising from the enrollment to the tax settlement program proposed in the Transaction Notice PGFN-RFB 6/2024, which ended legal disputes over relevant litigation related to the incidence of taxes on remittances abroad.

Schedule of estimated contingent liabilities for which the possibility of loss is classified as possible

Nature	06.30.2025	12.31.2024
Tax	23,882	21,307
Labor	1,873	6,465
Civil	13,810	10,910
Environmental and others	1,506	1,298
Total	41,071	39,980